Investment Portfolioas of December 31, 2023 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 91.0%
Government National Mortgage Association:
2.0%, with various maturities from 8/20/2050 until 1/1/2054 (a)	165,377,156	139,790,177
2.5%, with various maturities from 8/20/2050 until 1/1/2054 (a)	190,834,452	163,206,338
3.0%, with various maturities from 9/15/2042 until 5/20/2052	130,988,819	118,880,299
3.5%, with various maturities from 11/20/2041 until 1/1/2054 (a)	95,630,146	90,433,996
4.0%, with various maturities from 8/20/2040 until 1/1/2054 (a)	67,381,045	64,507,689
4.25%, 9/15/2041	189,904	187,761
4.49%, with various maturities from 6/15/2041 until 7/15/2041	284,615	284,214
4.5%, with various maturities from 8/15/2039 until 1/1/2054 (a)	49,640,564	48,600,660
4.55%, 1/15/2041	475,440	476,010
4.625%, 5/15/2041	193,047	193,627
5.0%, with various maturities from 3/20/2029 until 1/1/2054 (a)	40,355,523	40,341,187
6.0%, 1/1/2054 (a)	45,000,000	45,706,500
6.5%, with various maturities from 6/20/2032 until 2/1/2054 (a)	27,188,836	27,949,960
7.5%, with various maturities from 12/20/2024 until 8/20/2032	33,418	35,000
Total Government National Mortgage Association (Cost $779,612,499)		740,593,418

Asset-Backed 7.7%
Automobile Receivables 3.6%
AmeriCredit Automobile Receivables Trust, “A2B”, Series 2023-1, 30-day average SOFR + 0.73%, 6.068% (b), 10/19/2026	5,607,315	5,609,454
Carvana Auto Receivables Trust, “A1”, Series 2021-N4, 0.83%, 9/11/2028	2,750,716	2,721,539
GMF Floorplan Owner Revolving Trust, “B”, Series 2019-2, 144A, 3.1%, 4/15/2026	19,000,000	18,833,558
World Omni Select Auto Trust, “A2B”, Series 2023-A, 30-day average SOFR + 0.43%, 5.768% (b), 7/15/2026	2,032,870	2,032,359
		29,196,910
Credit Card Receivables 3.7%
Citibank Credit Card Issuance Trust, “A6”, Series 2017-A6, 30-day average SOFR + 0.884%, 6.249% (b), 5/14/2029	30,000,000	30,124,212
Miscellaneous 0.4%
Dell Equipment Finance Trust, “A1”, Series 2023-2, 144A, 5.643%, 6/24/2024	515,520	515,586
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	2,637,014	2,540,741
		3,056,327
Total Asset-Backed (Cost $62,167,715)		62,377,449

Commercial Mortgage-Backed Securities 0.6%
FHLMC Multifamily Structured Pass-Through Certificates, “A2”, Series K-150, 3.71%, 9/25/2032 (Cost $4,522,550)	5,000,000	4,736,230

Collateralized Mortgage Obligations 7.4%
Chase Home Lending Mortgage Trust, “A11”, Series 2019-ATR1, 144A, 30-day average SOFR + 1.064%, 6.42% (b), 4/25/2049	610,847	591,607
CIM Trust, “A4”, Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,403,712	1,284,401

Federal Home Loan Mortgage Corp.:
“JI”, Series 5058, Interest Only, 2.0%, 1/25/2051	4,314,247	501,954
“CZ”, Series 4113, 3.0%, 9/15/2042	1,399,632	1,153,385
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	4,235,307	834,065
Federal National Mortgage Association:
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	853,189
“IA”, Series 2021-21, Interest Only, 2.0%, 7/25/2047	30,246,567	2,475,363
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,557,563	514,187
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,073,493	860,047
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	3,678,531	465,344
“IO2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	92,795	14,032
“ZA”, Series 2023-28, 6.0%, 7/25/2053	14,115,732	14,019,862
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,799,167	428,430
Government National Mortgage Association:
“S”, Series 2013-134, Interest Only, 5.486% minus 30-day average SOFR, 0.128% (b), 9/20/2043	6,980,085	521,243
“SB”, Series 2023-57, Interest Only, 6.15% minus 30-day average SOFR, 0.812% (b), 4/20/2053	40,865,978	2,211,243
“SG”, Series 2017-60, Interest Only, 6.356% minus 30-day average SOFR, 0.998% (b), 2/20/2038	7,490,645	723,050
“SD”, Series 2017-60, Interest Only, 6.406% minus 30-day average SOFR, 1.048% (b), 2/20/2038	4,478,044	489,631
“CI”, Series 2020-162, Interest Only, 2.0%, 10/20/2050	16,637,345	1,895,056
“QE”, Series 2021-159, 2.0%, 9/20/2051	9,342,902	7,891,725
“QB”, Series 2017-180, 2.5%, 12/20/2047	1,174,000	1,011,228
“IA”, Series 2022-155, Interest Only, 2.5%, 10/20/2050	10,299,160	1,471,011
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	1,852,426	64,555
“JZ”, Series 2017-110, 3.0%, 7/20/2047	4,241,949	3,526,873
“XZ”, Series 2020-122, 3.0%, 8/20/2050	348,085	197,605
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	340,662	9,637
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	6,498,646	1,045,489
“ZG”, Series 2015-99, 3.5%, 7/20/2045	846,063	784,798
“ZC”, Series 2003-86, 4.5%, 10/20/2033	246,227	243,532
“IP”, Series 2014-108, Interest Only, 4.5%, 12/20/2042	1,275,237	41,682
“UZ”, Series 2010-37, 5.0%, 3/20/2040	1,364,071	1,381,485
“Z”, Series 2006-12, 5.5%, 3/20/2036	172,157	175,593
“DZ”, Series 2009-106, 5.5%, 11/20/2039	314,049	330,198
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	2,530,310	461,496
“NZ”, Series 2023-81, 5.5%, 6/20/2053	3,936,619	3,938,604
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	186,747	42,402
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	240,393	57,063
JPMorgan Mortgage Trust:
“A6”, Series 2021-6, 144A, 2.5%, 10/25/2051	2,281,549	2,069,691
“A11”, Series 2021-1, 144A, 30-day average SOFR + 0.65%, 5.978% (b), 6/25/2051	3,517,720	3,237,057
“A11”, Series 2020-2, 144A, 30-day average SOFR + 0.914%, 6.0% (b), 7/25/2050	823,216	775,182
“A11”, Series 2019-9, 144A, 30-day average SOFR + 1.014%, 6.37% (b), 5/25/2050	1,489,580	1,409,664
Total Collateralized Mortgage Obligations (Cost $63,781,995)		60,002,659

U.S. Government Agency Sponsored Pass-Throughs 14.5%
Federal Home Loan Mortgage Corp.:
3.0%, 12/1/2051	12,600,129	11,280,628
5.0%, 9/1/2052	6,329,854	6,277,735
5.5%, 4/1/2053	6,744,937	6,796,510

Federal National Mortgage Association:
2.0%, 12/1/2051	10,670,868	8,794,288
2.0%, 1/1/2054 (a)	4,800,000	3,922,526
2.5%, 11/1/2051	7,833,372	6,729,648
3.5%, 1/1/2054 (a)	9,000,000	8,249,706
5.0%, 7/1/2044	1,074,839	1,088,175
5.5%, 1/1/2054 (a)	62,000,000	62,295,740
6.0%, 1/1/2054 (a)	3,000,000	3,046,140
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $119,538,826)		118,481,096

Government & Agency Obligations 1.3%
U.S. Treasury Obligations
U.S. Treasury Notes:
2.0%, 4/30/2024 (c)	5,000,000	4,947,656
2.125%, 9/30/2024	6,194,600	6,067,563
Total Government & Agency Obligations (Cost 11,006,979)		11,015,219

	Shares	Value ($)

Cash Equivalents 22.6%
DWS Central Cash Management Government Fund, 5.38% (d) (Cost $184,340,763)	184,340,763	184,340,763

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,224,971,327)	145.1	1,181,546,834
Other Assets and Liabilities, Net	(45.1)	(367,427,393)
Net Assets	100.0	814,119,441
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Cash Equivalents 22.6%
DWS Central Cash Management Government Fund, 5.38% (d)
163,589,399	85,929,292	65,177,928	—	—	2,338,891	—	184,340,763	184,340,763

(a)	When-issued, delayed delivery or forward commitment securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	At December 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

SOFR: Secured Overnight Financing Rate

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	3/28/2024	149	16,102,665	16,207,243	104,578
At December 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/19/2024	328	35,679,391	37,028,125	(1,348,734)
2 Year U.S. Treasury Note	USD	3/28/2024	13	2,649,226	2,676,883	(27,657)
U.S. Treasury Long Bond	USD	3/19/2024	122	14,098,297	15,242,375	(1,144,078)
Ultra Long U.S. Treasury Bond	USD	3/19/2024	49	5,959,447	6,546,094	(586,647)
Total unrealized depreciation						(3,107,116)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$740,593,418	$—	$740,593,418
Asset-Backed (a)	—	62,377,449	—	62,377,449
Commercial Mortgage-Backed Securities	—	4,736,230	—	4,736,230
Collateralized Mortgage Obligations	—	60,002,659	—	60,002,659
U.S. Government Agency Sponsored Pass-Throughs	—	118,481,096	—	118,481,096
Government & Agency Obligations	—	11,015,219	—	11,015,219
Short-Term Investments	184,340,763	—	—	184,340,763
Derivatives (b)
Futures Contracts	104,578	—	—	104,578
Total	$184,445,341	$997,206,071	$—	$1,181,651,412

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(3,107,116)	$—	$—	$(3,107,116)
Total	$(3,107,116)	$—	$—	$(3,107,116)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$(3,002,538)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
GNMA-PH1
R-080548-2 (1/25)